Summary of Material Accounting Policy Information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Detail Information of Subsidiaries

			Percentage of Ownership interests
			December 31
Name of Investor	Name of Investee	Main Businesses and Products	2022	2023	Note
Chunghwa Telecom Co., Ltd.	Senao International Co., Ltd. (“SENAO”)	Handset and peripherals retailer, sales of CHT mobile phone plans as an agent	28	28	a)
	Light Era Development Co., Ltd. (“LED”)	Planning and development of real estate and intelligent buildings, and property management	100	100
	Donghwa Telecom Co., Ltd. (“DHT”)	International private leased circuit, IP VPN service, and IP transit services	100	100
	Chunghwa Telecom Singapore Pte., Ltd. (“CHTS”)	International private leased circuit, IP VPN service, and IP transit services	100	100
	Chunghwa System Integration Co., Ltd. (“CHSI”)	Providing system integration services and telecommunications equipment	100	100
	Chunghwa Investment Co., Ltd. (“CHI”)	Investment	89	89
	CHIEF Telecom Inc. (“CHIEF”)	Network integration, internet data center (“IDC”), communications integration and cloud application services	56	56	b)
	CHYP Multimedia Marketing & Communications Co., Ltd. (“CHYP”)	Digital information supply services and advertisement services	100	100
	Prime Asia Investments Group Ltd. (“Prime Asia”)	Investment	100	100
	Spring House Entertainment Tech. Inc. (“SHE”)	Software design services, internet contents production and play, and motion picture production and distribution	56	56
	Chunghwa Telecom Global, Inc. (“CHTG”)	International private leased circuit, internet services, and transit services	100	100
	Chunghwa Telecom Vietnam Co., Ltd. (“CHTV”)	Intelligent energy saving solutions, international circuit, and information and communication technology (“ICT”) services	100	100
	Smartfun Digital Co., Ltd. (“SFD”)	Providing diversified family education digital services	65	65
	Chunghwa Telecom Japan Co., Ltd. (“CHTJ”)	International private leased circuit, IP VPN service, and IP transit services	100	100
	Chunghwa Sochamp Technology Inc. (“CHST”)	Design, development and production of Automatic License Plate Recognition software and hardware	37	37	c)
	Honghwa International Co., Ltd. (“HHI”)	Telecommunications engineering, sales agent of mobile phone plan application and other business services, etc.	100	100
	Chunghwa Leading Photonics Tech Co., Ltd. (“CLPT”)	Production and sale of electronic components and finished products	75	75	d)
	Chunghwa Telecom (Thailand) Co., Ltd. (“CHTT”)	International private leased circuit, IP VPN service, ICT and cloud VAS services	100	100

(Continued)

			Percentage of Ownership interests
			December 31
Name of Investor	Name of Investee	Main Businesses and Products	2022	2023	Note
	CHT Security Co., Ltd. (“CHTSC”)	Computing equipment installation, wholesale of computing and business machinery equipment and software, management consulting services, data processing services, digital information supply services and internet identity services	73	69	e)
	International Integrated Systems, Inc. (“IISI”)	IT solution provider, IT application consultation, system integration and package solution	51	51
Senao International Co., Ltd.	Senao International (Samoa) Holding Ltd. (“SIS”)	International investment	100	—	f)
	Youth Co., Ltd. (“Youth”)	Sale of information and communication technologies products	96	96
	Aval Technologies Co., Ltd. (“Aval”)	Sale of information and communication technologies products	100	100
	Senyoung Insurance Agent Co., Ltd. (“SENYOUNG”)	Property and liability insurance agency	100	100
Youth Co., Ltd.	ISPOT Co., Ltd. (“ISPOT”)	Sale of information and communication technologies products	100	100
	Youyi Co., Ltd. (“Youyi”)	Maintenance of information and communication technologies products	100	—	g)
Aval Technologies Co., Ltd.	Wiin Technology Co., Ltd. (“Wiin”)	Sale of information and communication technologies products	100	100
Senyoung Insurance Agent Co., Ltd.	Senaolife Insurance Agent Co., Ltd. (“Senaolife”)	Life insurance services	100	—	h)
CHIEF Telecom Inc.	Unigate Telecom Inc. (“Unigate”)	Telecommunications and internet service	100	100
	Chief International Corp. (“CIC”)	Telecommunications and internet service	100	100
	Shanghai Chief Telecom Co., Ltd. (“SCT”)	Telecommunications and internet service	49	49	i)
Chunghwa Investment Co., Ltd.	Chunghwa Precision Test Tech. Co., Ltd. (“CHPT”)	Production and sale of semiconductor testing components and printed circuit board	34	34	j)
Chunghwa Precision Test Tech. Co., Ltd.	Chunghwa Precision Test Tech. USA Corporation (“CHPT (US)”)	Design and after-sale services of semiconductor testing components and printed circuit board	100	100
	CHPT Japan Co., Ltd. (“CHPT (JP)”)	Related services of electronic parts, machinery processed products and printed circuit board	100	100
	Chunghwa Precision Test Tech. International, Ltd. (“CHPT (International)”)	Wholesale and retail of electronic materials, and investment	100	100
	TestPro Investment Co., Ltd. (“TestPro”)	Investment	100	100	k)

(Continued)

			Percentage of Ownership interests
			December 31
Name of Investor	Name of Investee	Main Businesses and Products	2022	2023	Note
TestPro Investment Co., Ltd.	NavCore Tech. Co., Ltd. (“NavCore”)	Sale and manufacturing of smart equipment, smart factory software and hardware integration and technical consulting service	54	54	l)
Senao International (Samoa) Holding Ltd.	Senao International HK Limited (“SIHK”)	International investment	100	—	m)
Prime Asia Investments Group Ltd.	Chunghwa Hsingta Co., Ltd. (“CHC”)	Investment	100	100
Chunghwa Hsingta Co., Ltd.	Chunghwa Telecom (China) Co., Ltd. (“CTC”)	Integrated information and communication solution services for enterprise clients, and intelligent energy network service	—	—	n)
Chunghwa Precision Test Tech. International, Ltd.	Shanghai Taihua Electronic Technology Limited (“STET”)	Design of printed circuit board and related consultation service	100	100
	Su Zhou Precision Test Tech. Ltd. (“SZPT”)	Assembly processed of circuit board, design of printed circuit board and related consultation service	100	100
International Integrated Systems, Inc.	Infoexplorer International Co., Ltd.(“IESA”)	Investment	100	—	o)
	IISI Investment Co., Ltd. (“IICL”)	Investment	—	—	p)
	Unitronics Technology Corp. (“UTC”)	Development and maintenance of information system	99.96	100	q)
Infoexplorer International Co., Ltd.	International Integrated Systems (Hong Kong) Limited (“IEHK”)	Investment and technical consulting service	100	—	r)
IISI Investment Co., Ltd.	Leading Tech Co., Ltd. (“LTCL”)	Investment	—	—	p)
Leading Tech Co., Ltd.	Leading Systems Co., Ltd. (“LSCL”)	Investment	—	—	p)

(Concluded)

a)
Chunghwa continues to control seven out of thirteen seats of the Board of Directors of SENAO through the support of large beneficial stockholders. As a result, the Company treated SENAO as a subsidiary.
b)
CHIEF issued new shares in March 2022, December 2022 and December 2023 as its employees exercised options. Therefore, the Company’s ownership interest in CHIEF decreased to 58.67% and 58.63% as of December 31, 2022 and 2023, respectively.
c)
Chunghwa did not participate in the capital increase of CHST in November 2022. Therefore, the Company’s ownership interest in CHST decreased to 37.09% as of December 31, 2023. However, Chunghwa continues to control three out of five seats of the Board of Directors of CHST. As a result, the Company treated CHST as a subsidiary.
d)
CLPT issued new shares in May 2023 as its employees exercised options. Therefore, the Company’s ownership interest in CLPT decreased to 74.56% as of December 31, 2023.
e)
CHTSC issued new shares in February 2022, May 2022, February 2023 and May 2023 as its employees exercised options. Therefore, the Company’s ownership interest in CHTSC decreased to 73.09% and 69.28% as of December 31, 2022 and 2023, respectively.
f)
SIS reduced 96.26% of its capital to offset accumulated deficits in November 2022. The Company’s ownership interest in SIS remained the same. SIS completed its liquidation in September 2023.
g)
Youyi completed its liquidation in November 2023.
h)
In order to coordinate with financial planning and adjustment of organizational resources, the Board of Directors of SENYOUNG approved the merger with Senaolife. SENYOUNG was the surviving company. The merger was completed on May 1, 2023.
i)
CHIEF has two out of three seats of the Board of Directors of SCT according to the mutual agreements among stockholders and gained control over SCT; hence, SCT is deemed as a subsidiary of the Company.
j)
Though the Company’s ownership interest in CHPT is less than 50%, the management considered the absolute and relative size of ownership interest, and the dispersion of shares owned by the other stockholders and concluded that the Company has a sufficiently dominant voting interest to direct the relevant activities; hence, CHPT is deemed as a subsidiary of the Company.
k)
CHPT invested and established TestPro in March 2022. CHPT obtained 100% ownership interest of TestPro.
l)
TestPro invested and established NavCore in May 2022. TestPro obtained 54.25% ownership interest of NavCore.
m)
SIHK completed its liquidation in July 2023.
n)
CTC completed its liquidation in October 2022.
o)
IESA completed its liquidation in September 2023.
p)
IICL, LTCL and LSCL completed liquidation in September 2022.
q)
IISI purchased shares of UTC in August 2023. Therefore, the Company’s ownership interest in UTC increased to 100% as of December 31, 2023.
r)
IEHK completed its liquidation in June 2023.